Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
VASO CORPORATION [Member]
Segment Reporting [Line Items]
Segment Reporting

NOTE D — SEGMENT REPORTING AND CONCENTRATIONS

Vaso Corporation principally operates in three distinct business segments in the healthcare and information technology industries. We manage and evaluate our operations, and report our financial results, through these three reportable segments.

•        IT segment, operating through a wholly-owned subsidiary VasoTechnology, Inc., primarily focuses on healthcare IT and managed network technology services;

•        Professional sales service segment, operating through a wholly-owned subsidiary Vaso Diagnostics, Inc. d/b/a VasoHealthcare, primarily focuses on the sale of healthcare capital equipment for GEHC into the healthcare provider middle market; and

•        Equipment segment, operating through a wholly-owned subsidiary VasoMedical, Inc., primarily focuses on the design, manufacture, sale and service of proprietary medical devices.

The chief operating decision maker is the Company’s Chief Executive Officer, who, in conjunction with upper management, evaluates segment performance based on operating income and adjusted EBITDA (net income (loss), plus interest expense (income), net; tax expense; depreciation and amortization; and non-cash stock-based compensation). Administrative functions such as finance, human resources, and information technology are centralized and related expenses allocated to each segment. Other costs not directly attributable to operating segments, such as audit, legal, director fees, investor relations, and others, as well as certain assets — primarily cash balances — are reported in the Corporate entity below. There are no intersegment revenues. Summary financial information for the segments is set forth below:

	(in thousands)
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Revenues from external customers
IT	$9,867	$9,836	$30,576	$29,858
Professional sales service	8,837	9,237	26,401	24,424
Equipment	745	760	2,130	1,789
Total revenues	$19,449	$19,833	$59,107	$56,071

Gross Profit
IT	$4,274	$4,095	$13,455	$11,906
Professional sales service	7,201	7,707	21,480	19,974
Equipment	568	572	1,605	1,380
Total gross profit	$12,043	$12,374	$36,540	$33,260

Operating income (loss)
IT	$(187)	$(474)	$(133)	$(1,531)
Professional sales service	1,648	2,981	4,784	5,752
Equipment	(83)	24	(214)	(132)
Corporate	(471)	(265)	(1,212)	(835)
Total operating income	$907	$2,266	$3,225	$3,254

Depreciation and amortization
IT	$196	$263	$678	$1,367
Professional sales service	21	10	62	32
Equipment	8	45	22	177
Corporate	—	—	—	—
Total depreciation and amortization	$225	$318	$762	$1,576

Capital expenditures
IT	$71	$86	$293	$383
Professional sales service	23	—	75	40
Equipment	82	2	168	23
Corporate	—	—	—	1
Total cash capital expenditures	$176	$88	$536	$447
	(in thousands)
	September 30, 2023	December 31, 2022
Identifiable Assets
IT	$22,334	$22,201
Professional sales service	15,088	20,674
Equipment	6,725	6,957
Corporate	28,891	21,813
Total assets	$73,038	$71,645

GE Healthcare accounted for 45% and 47% of revenue for the three months ended September 30, 2023 and 2022, respectively, and 45% and 44% of revenue for the nine months ended September 30, 2023 and 2022, respectively. GE Healthcare also accounted for $6.9 million or 83%, and $11.8 million or 81%, of accounts and other receivables at September 30, 2023 and December 31, 2022, respectively. No other customer accounted for 10% or more of revenue.

NOTE C — SEGMENT REPORTING

The Company views its business in three segments — the IT segment, the professional sales service segment, and the equipment segment. The IT segment includes the operations of NetWolves and VasoHealthcare IT Corp. The professional sales service segment operates through the VasoHealthcare subsidiary and is currently engaged solely in the fulfillment of the Company’s responsibilities under our agreement with GEHC. The equipment segment is engaged in designing, manufacturing, marketing and supporting of proprietary medical devices and software, as well as managing the domestic business of EECP® enhanced external counterpulsation per a management service agreement with EECP Global.

The chief operating decision maker is the Company’s Chief Executive Officer, who, in conjunction with upper management, evaluates segment performance based on operating income and Adjusted EBITDA (earnings before interest, taxes, depreciation and amortization — defined as net (loss) income, plus net interest expense (income), tax expense, depreciation and amortization, and non-cash expenses for share-based compensation). Administrative functions such as finance and human resources are centralized and related expenses allocated to each segment. Other costs not directly attributable to operating segments, such as audit, legal, director fees, investor relations, and others, as well as certain assets — primarily cash balances — are reported in the Corporate entity below. There are no intersegment revenues. Summary financial information for the segments is set forth below:

	(in thousands) Year ended December 31,
	2022	2021
Revenues from external customers
IT	$40,100	$42,916
Professional sales service	37,344	29,441
Equipment	2,573	3,222
Total revenues	$80,017	$75,579

Gross Profit
IT	$16,229	$16,674
Professional sales service	30,288	23,906
Equipment	1,964	2,553
Total gross profit	$48,481	$43,133

Operating income (loss)
IT	$(1,620)	$(2,062)
Professional sales service	10,099	5,918
Equipment	(180)	32
Corporate	(1,266)	(1,069)
Total operating income	$7,033	$2,819

Depreciation and amortization
IT	$1,692	$3,394
Professional sales service	33	153
Equipment	198	293
Corporate	—	—
Total depreciation and amortization	$1,923	$3,840

Capital expenditures
IT	$406	$334
Professional sales service	125	41
Equipment	34	37
Corporate	1	3
Total cash capital expenditures	$566	$415
	December 31, 2022	December 31, 2021
Identifiable Assets
IT	$22,201	$23,144
Professional sales service	21,684	18,718
Equipment	6,957	7,144
Corporate	21,813	3,355
Total assets	$72,655	$52,361

For the years ended December 31, 2022 and 2021, GEHC accounted for 47% and 39% of revenue, respectively. Also, GEHC accounted for $12.8 million, or 83%, and $12.3 million, or 80%, of accounts and other receivables at December 31, 2022 and 2021, respectively.

Our revenues were derived from the following geographic areas:

	(in thousands) Year ended December 31,
	2022	2021
Domestic (United States)	$77,785	$72,681
Non-domestic (foreign)	2,232	2,898
	$80,017	$75,579